Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 144.6%
Alabama — 4.0%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	9/1/26	$710,000	$715,595 (a)(b)
Series D, Refunding	5.000%	8/1/35	2,250,000	2,342,176 (a)(b)
Series D, Refunding	5.000%	8/1/35	500,000	518,579
Series D-1, Refunding	5.500%	2/1/29	1,050,000	1,095,924 (a)(b)
Series F	5.500%	12/1/28	2,250,000	2,337,525 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	900,000	917,480 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,558,587
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,500,000	3,576,625
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,110,000	2,171,749
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	1,670,000	1,587,532 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	1,250,000	1,151,631 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	2,000,000	2,088,809
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	3,050,000	3,132,677 (a)(b)
Total Alabama				23,194,889
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/38	750,000	775,088
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,300,000	1,293,776 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/41	1,690,000	1,652,082
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	750,000	629,816
Total Alaska				4,350,762
Arizona — 4.9%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	694,682
Arizona State IDA, Student Housing Revenue, Collegiate Housing Foundation – Arizona LLC, University of Arizona Project, Series A, BAM	5.000%	7/1/51	1,000,000	1,010,081
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	1,300,000	1,317,208 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,400,000	3,417,472 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	1,225,000	1,226,304 (d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	764,206
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,074,692
Series 2007	5.000%	12/1/32	12,000,000	12,543,002
Series 2007	5.000%	12/1/37	5,500,000	5,598,791
Total Arizona				28,646,438
Arkansas — 1.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue:
United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	1,050,000	1,070,653 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arkansas — continued
United States Steel Corp. Project, Series A	4.000%	3/1/33	$5,800,000	$5,739,009 (a)(b)(c)(d)
Total Arkansas				6,809,662
California — 20.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AG	5.000%	10/1/52	2,650,000	2,687,380
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,250,000	2,252,538
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	850,000	857,978 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	8,500,000	8,636,966 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	3,100,000	3,210,072 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	1,500,000	1,556,592 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	7,400,000	7,755,839 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	3,250,000	3,481,478
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	3,200,000	3,419,225 (a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	502,103
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,400,000	4,423,831 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.500%	9/1/56	2,500,000	2,645,681
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	13,500,000	13,503,614 (c)(d)
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/37	1,730,000	1,926,693
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/37	2,175,000	2,422,288
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	1,795,000	1,975,911
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/43	5,600,000	5,934,077 (c)(e)
Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/44	3,500,000	3,685,368 (c)(e)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	794,287 (c)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	491,730 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	509,720 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,000,000	1,750,855 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	2,000,000	2,010,623
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A	5.000%	7/1/48	2,000,000	2,010,414
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,036,463
Series B	7.000%	11/1/34	2,490,000	2,930,261
Series B	6.500%	11/1/39	8,000,000	9,383,782
Series C	6.500%	11/1/39	2,000,000	2,345,946
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	570,460
Community Facilities District No 2003-1	5.750%	9/1/52	1,400,000	1,411,393
Community Facilities District No 2023-1	5.625%	9/1/53	1,065,000	1,071,898
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,519,402 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	$10,635,000	$10,641,637 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,568,967 (c)(f)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/39	500,000	519,492
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	800,000	803,569
Tulare, CA, Sewer Revenue, Refunding, AG	5.000%	11/15/41	2,000,000	2,001,826
Total California				117,250,359
Colorado — 5.3%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	1,000,000	1,000,254
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,602,541
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	2,500,000	2,150,731
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	2,200,000	2,185,403
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	800,000	763,595
Denver, CO, Airport System Revenue, Subordinated, Series B, Refunding	5.250%	11/15/34	3,000,000	3,294,923 (c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	15,700,000	18,093,066
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	1,750,000	1,854,539 (d)
Total Colorado				30,945,052
Connecticut — 0.8%
Aquarion Water Authority, CT, Water System Revenue:
CAB, Series C	0.000%	8/1/49	500,000	154,690
CAB, Series C	0.000%	8/1/50	1,000,000	291,617
CAB, Series E, BAM	0.000%	8/1/44	1,750,000	740,636
Series A	5.250%	8/1/42	1,000,000	1,082,477
Series A	5.250%	8/1/44	750,000	805,563
Connecticut State, GO, Series A	4.000%	4/15/37	500,000	500,942
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	1,150,000	1,152,316 (d)
Total Connecticut				4,728,241
Delaware — 0.1%

Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	474,665
District of Columbia — 1.2%
District of Columbia Revenue:
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	805,392
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,699,592
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	1,500,000	1,576,856 (c)
Series A, Refunding	5.000%	10/1/30	1,500,000	1,593,622 (c)
Total District of Columbia				6,675,462
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — 6.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	$1,600,000	$1,580,765 (c)
Series A	5.000%	10/1/45	1,000,000	1,000,803 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	417,460 (c)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	900,000	775,172
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	500,000	501,930 (c)
Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,500,040 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,250,000	1,261,159 (c)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	3,000,000	3,005,724
Miami-Dade County, FL, EFA Revenue:
University of Miami, Series 2026	5.000%	4/1/37	500,000	545,238
University of Miami, Series 2026	5.000%	4/1/47	750,000	763,610
Miami-Dade County, FL, Expressway Authority, Series A, Refunding	5.000%	7/1/40	9,000,000	9,041,793
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,016,541 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	2,500,000	2,528,447 (c)
Series A, Refunding	5.000%	10/1/56	2,500,000	2,449,832 (c)(e)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	200,000	201,277 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	1,300,000	1,304,035
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	1,150,000	1,064,121
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	751,550
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,850,000	2,691,608
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	650,000	578,414
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AG	5.750%	9/1/54	2,175,000	2,276,092
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	996,835
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	790,000	732,691 (d)
Total Florida				37,985,137
Georgia — 1.5%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System Inc. Project, Series A, Refunding	5.000%	4/1/50	1,250,000	1,253,554
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	1,150,000	1,160,307
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	750,000	758,269
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	1,295,000	1,259,690
Project One, Series A, Refunding	5.000%	1/1/50	1,250,000	1,250,939
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,450,000	1,450,470
Series C	5.000%	9/1/30	1,600,000	1,674,710 (a)(b)
Total Georgia				8,807,939
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Guam — 0.2%

Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	$1,230,000	$1,209,831
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	2,000,000	1,666,162
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	700,000	779,144
Total Hawaii				2,445,306
Idaho — 0.2%

Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,109,305
Illinois — 13.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Revenue, Series 2018	5.000%	4/1/42	2,000,000	1,959,055
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,014,220
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	100,135
Dedicated, Series G, Refunding	5.000%	12/1/44	750,000	687,810
Dedicated, Series H	5.000%	12/1/36	500,000	495,343
Dedicated, Series H	5.000%	12/1/46	4,750,000	4,307,739
Series D	5.000%	12/1/46	8,435,000	7,649,637
Chicago, IL, GO:
Series A	5.500%	1/1/35	1,000,000	1,020,477
Series A	5.500%	1/1/49	305,000	297,538
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,523,438 (c)
Senior Lien, Series D	5.000%	1/1/52	500,000	500,017
Series C, Refunding	5.000%	1/1/43	750,000	759,255 (c)
TrIPS Obligated Group	5.000%	7/1/48	900,000	873,401 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,250,000	1,250,154
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	506,848
Second Lien, Series A, Refunding	4.000%	12/1/55	1,900,000	1,573,611
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	2,700,000	2,702,590
Second Lien, Series A, AG	5.250%	1/1/53	500,000	511,390
Second Lien, Series B, Refunding	5.000%	1/1/38	1,500,000	1,505,181
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	2,500,000	2,318,326
Illinois State Finance Authority Revenue:
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	2,400,000	2,238,136
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	2,100,000	2,138,766 (a)(b)(c)(d)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	447,955
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	773,277
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	261,195
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,670,939
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Illinois State, GO:
Series 2016	5.000%	1/1/33	$2,000,000	$2,002,162
Series 2016	5.000%	11/1/33	3,000,000	3,006,078
Series 2016, Refunding	5.000%	2/1/29	2,100,000	2,118,197
Series A	5.000%	3/1/34	2,000,000	2,110,917
Series A	5.000%	5/1/36	940,000	957,217
Series A	5.000%	3/1/37	750,000	780,410
Series A	5.000%	5/1/39	2,600,000	2,631,824
Series A	5.000%	3/1/46	2,250,000	2,265,488
Series A, Refunding	5.000%	10/1/29	5,095,000	5,295,542
Series A, Refunding	5.000%	10/1/30	500,000	518,132
Series C	5.000%	12/1/41	4,000,000	4,105,183
Series D	5.000%	11/1/28	750,000	767,845
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,100,000	1,932,399
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,298,501
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,521,560
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	3,000,000	1,080,428
Total Illinois				76,478,316
Indiana — 1.7%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,070,654
Marion General Hospital, Series A	4.000%	7/1/45	1,200,000	1,040,269
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	1,150,000	1,176,227
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse & Jail Project, Series A	4.000%	2/1/44	2,000,000	1,843,020
Courthouse & Jail Project, Series A	5.000%	2/1/54	850,000	855,765
Valparaiso, IN, Exempt Facilities Revenue:
Pratt Paper LLC Project, Refunding	4.500%	1/1/34	1,200,000	1,229,102 (c)(d)
Pratt Paper LLC Project, Refunding	4.875%	1/1/44	1,500,000	1,506,300 (c)(d)
Total Indiana				9,721,337
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	750,000	638,179
Kentucky — 1.5%
Kentucky State Bond Development Corp. Student Housing Revenue, City of Plum Springs, Collegiate Housing Foundation-Bowling Green LLC – Western Kentucky University Project, Series A, AG	5.250%	7/1/51	1,060,000	1,083,710
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	1,000,000	1,002,449
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	1,200,000	1,261,290 (a)(b)
Series C, Refunding	5.000%	5/1/36	5,000,000	5,188,077
Total Kentucky				8,535,526
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Louisiana — 0.4%

Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AG	5.000%	4/1/43	$2,500,000	$2,506,146 (c)
Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue:
Morgan State University Project	4.000%	7/1/40	500,000	460,452
Morgan State University Project	5.000%	7/1/50	1,150,000	1,114,309
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,845,000	1,709,898
Total Maryland				3,284,659
Massachusetts — 3.9%
Massachusetts State DFA Revenue:
Harvard University, Series A, Refunding	4.000%	2/15/36	1,000,000	1,047,226
International Charter School, Refunding	5.000%	4/15/40	1,875,000	1,780,028
Northeastern University, Refunding	5.000%	10/1/44	2,750,000	2,856,308
UMass Boston Student Housing Project	5.000%	10/1/48	950,000	916,452
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,500,000	1,482,525 (c)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,754,057 (c)
Series E	5.000%	7/1/46	5,000,000	5,060,361 (c)
The Commonwealth of Massachusetts State, GO, Consolidated Loan, Series C	5.000%	2/1/51	7,250,000	7,430,931
Total Massachusetts				22,327,888
Michigan — 2.3%
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C	5.250%	7/1/53	2,000,000	2,051,222
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series A	5.000%	7/1/38	1,000,000	1,072,124
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,003,696 (c)
Michigan State Finance Authority Revenue, The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	1,000,000	1,032,726
Michigan State HFA Revenue:
Ascension Health Senior Credit Group Project Bonds, Series F4, Refunding	5.000%	11/15/47	865,000	928,174 (f)
Ascension Health Senior Credit Group Project Bonds, Series F4, Unrefunded	5.000%	11/15/47	2,135,000	2,160,085
Henry Ford Health System, Series A-2, Refunding	5.250%	11/15/53	3,450,000	3,530,443
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,800,000	1,803,245 (c)
Total Michigan				13,581,715
Missouri — 0.3%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	150,000	151,108
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,600,000	1,615,365
Total Missouri				1,766,473
Nebraska — 0.3%

Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	2,000,000	1,850,858
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Hampshire — 2.9%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	$950,000	$956,291
Public Private Development Corp. Lockhart Housing Project, Series A-1	5.000%	12/1/46	4,600,000	4,493,300
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	4,900,000	5,250,956
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	4,750,000	4,660,687
New Hampshire State National Finance Authority Revenue, Series A	5.500%	8/1/51	1,250,000	1,294,814
Total New Hampshire				16,656,048
New Jersey — 7.7%
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,725,000	2,728,494 (c)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,000,784 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	2,500,000	2,515,308 (c)
Provident Group-Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	489,156
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,500,000	3,527,335 (c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,087,568
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,009,834
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,203,449
Transportation Program, Series AA	5.000%	6/15/50	1,195,000	1,301,688 (f)
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,276,887
Transportation Program, Series AA, Refunding	5.000%	6/15/38	3,000,000	3,191,682
Transportation Program, Series AA, Refunding	5.000%	6/15/42	600,000	629,187
Transportation Program, Series AA, Unrefunded	5.000%	6/15/50	4,325,000	4,361,403
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,251,301
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,025,542
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,102,508
Transportation System, Series A, Refunding	4.250%	6/15/40	750,000	730,883
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	4,000,000	4,166,120
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	800,000	801,499
Total New Jersey				44,400,628
New Mexico — 0.4%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	2,200,000	2,308,532 (a)(b)
New York — 23.6%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	1,250,000	1,142,678
Long Island Power Authority, NY, Electric System Revenue, Series B, Refunding	5.250%	9/1/56	2,000,000	2,062,584
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	1,250,000	1,243,603 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	2,000,000	2,005,446
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	4,600,000	3,889,341
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	483,154
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,750,000	1,892,809
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,750,000	1,545,288
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Series A-2	5.000%	5/15/30	$2,300,000	$2,438,506 (a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	250,586
Series C-1, Refunding	5.000%	11/15/33	350,000	351,196
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,513,116
Subseries A-1	4.000%	8/1/40	1,250,000	1,168,283
Subseries A-1	5.000%	8/1/47	2,070,000	2,097,502
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	900,000	794,071
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	750,000	678,496
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2018, Series CC	5.000%	6/15/48	600,000	602,858
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	5,800,000	5,080,032
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	2,020,000	2,066,450
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	10,250,000	10,454,755
Subordinated, Subseries F-1	5.000%	5/1/42	3,000,000	3,019,754
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,500,000	2,189,898
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,236 (f)
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series A	5.000%	3/15/45	1,000,000	1,013,721
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	5,000	5,112 (f)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	5,000	5,112 (f)
Bidding Group 4, Series A, Refunding	4.000%	3/15/45	2,475,000	2,282,233
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	6,609,792
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	2,941,145
New York State Liberty Development Corp. Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,240,000	2,243,246 (d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	5,000,000	3,513,507
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,681,324
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,000,000	3,675,947
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	510,858 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	662,014 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,779,279 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	2,750,000	3,018,606 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,200,000	2,317,703 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	$1,750,000	$1,631,319 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,150,000	2,207,123 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	6,600,000	6,532,075 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	5,250,000	5,161,481 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,005,749
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	850,000	855,788 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	2,000,000	1,847,475 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	850,000	546,569 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,550,000	1,550,055 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,850,000	11,678,776 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	4.000%	3/15/45	3,250,000	2,952,485
Port Authority of New York & New Jersey Revenue:
Consolidated Series 218	4.000%	11/1/47	2,600,000	2,283,971 (c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	895,813 (c)
Consolidated Series 221	4.000%	7/15/55	1,000,000	843,202 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	253,455
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	8,950,000	9,096,748
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,950,000	1,980,285
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	2,000,000	1,731,411
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	2,500,000	2,544,117
Total New York				136,833,138
North Carolina — 0.8%
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	453,136
The Forest at Duke Project	4.000%	9/1/46	715,000	617,395
The Forest at Duke Project	4.000%	9/1/51	1,000,000	815,194
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	1,500,000	1,501,341
Series A, Refunding	5.000%	7/1/51	1,500,000	1,500,469
Total North Carolina				4,887,535
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	3,550,000	2,573,177
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — 1.3%
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	$1,950,000	$1,882,398 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	720,000	724,290 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,650,000	2,386,930 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,300,000	1,306,430 (a)(b)(c)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	1,250,000	1,231,482
Total Ohio				7,531,530
Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	1,500,000	1,667,590 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	185,000	200,549 (c)
Total Oklahoma				1,868,139
Oregon — 1.0%
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,100,000	3,128,250 (a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,600,000	2,600,385
Total Oregon				5,728,635
Pennsylvania — 6.5%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	472,669
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/32	250,000	258,075
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/29	225,000	225,205
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/30	775,000	775,605
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	2,000,000	1,901,890
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,368,088
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,522,221
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,001,365 (a)(b)
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	2,200,000	2,203,090 (a)(b)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	850,000	911,320 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,083,905 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	7,200,000	7,210,121 (c)
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B	5.000%	12/1/53	2,900,000	2,930,659
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	$2,000,000	$2,021,450
Series B	5.000%	12/1/45	2,000,000	2,056,880
Series B, Refunding	5.250%	12/1/47	1,500,000	1,559,580
Series C, Refunding	4.000%	12/1/51	2,000,000	1,740,722
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	500,000	486,254 (d)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	510,672
Philadelphia, PA, IDA Revenue, City Service Agreement, Rebuild Project	5.000%	5/1/35	250,000	256,026
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	800,000	804,135
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	2,280,000	2,290,978
Total Pennsylvania				37,590,910
Puerto Rico — 5.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,840,000	1,919,468 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	4,700,000	4,723,967 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	78,612	57,448
Restructured, Series A-1	5.625%	7/1/27	33,619	34,171
Restructured, Series A-1	5.625%	7/1/29	66,323	69,687
Restructured, Series A-1	5.750%	7/1/31	64,420	69,532
Restructured, Series A-1	4.000%	7/1/33	61,087	60,875
Restructured, Series A-1	4.000%	7/1/35	1,209,908	1,192,411
Restructured, Series A-1	4.000%	7/1/37	4,065,000	3,942,934
Restructured, Series A-1	4.000%	7/1/41	629,073	584,295
Restructured, Series A-1	4.000%	7/1/46	66,635	59,204
Subseries CW	0.000%	11/1/43	234,690	167,510 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	473,000	460,449
CAB, Restructured, Series A-1	0.000%	7/1/46	7,830,000	2,818,403
Restructured, Series A-1	4.550%	7/1/40	300,000	297,059
Restructured, Series A-1	4.750%	7/1/53	1,230,000	1,163,929
Restructured, Series A-1	5.000%	7/1/58	3,870,000	3,755,777
Restructured, Series A-2	4.329%	7/1/40	8,290,000	8,114,413
Restructured, Series A-2A	4.550%	7/1/40	4,600,000	4,554,902
Total Puerto Rico				34,046,434
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
PRG - RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	400,000	400,578
PRG - RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	500,000	497,410
Total Rhode Island				897,988
South Carolina — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.338%	3/1/31	1,250,000	1,299,172 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
South Carolina State Jobs - EDA Revenue:
Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$2,550,000	$2,300,622
International Paper Company Project, Series A, Refunding	3.950%	4/1/33	1,800,000	1,804,137 (c)
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	500,000	507,899 (c)
Series 2018	5.000%	7/1/48	1,750,000	1,720,647 (c)
Total South Carolina				7,632,477
South Dakota — 0.1%

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	700,000	703,608
Tennessee — 1.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	3,250,000	2,887,384
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,550,000	1,525,910
Metropolitan Government of Nashville & Davidson County, TN, Health and Educational Facilities Board Revenue:
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/34	1,000,000	1,089,849
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/37	1,250,000	1,360,225
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	2,250,000	2,289,240
Total Tennessee				9,152,608
Texas — 12.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	1,250,000	1,252,201 (d)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	250,511
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AG	5.000%	2/15/48	1,600,000	1,608,808
Austin, TX, Airport System Revenue:
Series B	5.000%	11/15/39	3,270,000	3,331,272 (c)
Series B, Refunding	5.000%	11/15/42	3,650,000	3,739,919 (c)
Austin, TX, Senior Lien Special Tax Revenue, Convention Center Project, Series A	5.250%	11/15/56	3,000,000	3,076,942
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	4,320,000	3,743,546
Central Texas Turnpike System Revenue:
Series C, Refunding	5.000%	8/15/41	750,000	782,449
Series C, Refunding	5.000%	8/15/42	1,000,000	1,040,434
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	3,100,000	2,812,305
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	500,734
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/34	1,555,000	1,660,832 (c)
First Lien, Series A	5.250%	8/1/35	1,250,000	1,344,401 (c)
First Lien, Series A	5.250%	8/1/37	1,250,000	1,329,612 (c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series A, B & C	5.500%	10/1/36	6,000,000	6,253,163
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,650,000	1,774,301 (a)(b)
Harris County, TX, GO:
Certificates of Obligation	4.000%	9/15/49	4,750,000	4,259,230
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Series A, Refunding	5.250%	9/15/56	$1,250,000	$1,291,725
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,650,000	1,520,181
Houston, TX, GO, Series A	4.125%	3/1/51	1,200,000	1,058,871
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	2,100,000	1,875,548 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,861,006 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	688,395 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,000,548
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	2,250,000	2,045,779
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	160,000	160,362 (c)
Series 2017	5.000%	11/1/36	160,000	160,249 (c)
Lower Colorado River Authority, TX, Transmission Contract Refunding and Improvement Revenue, LCRA Transmission Services Corp. Project, Series A, Refunding	5.000%	5/15/56	2,650,000	2,663,406
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	800,000	822,183 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AG	5.000%	4/1/46	750,000	729,813
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,300,000	957,973
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	2,500,000	2,336,154
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	1,650,000	1,716,538 (c)
Texas State Transportation Commission, GO:
Highway Improvement, Series 2026, Refunding	5.000%	4/1/42	3,000,000	3,183,532
Highway Improvement, Series 2026, Refunding	5.000%	4/1/43	10,000,000	10,571,934
Total Texas				73,404,857
Utah — 1.3%
Resort Core Public Infrastructure District No 1, UT, GO, Series A-1	5.625%	3/1/51	500,000	495,312 (d)
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,287,651 (c)
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,250,000	1,140,126
Series 2021	4.000%	10/15/36	100,000	94,644
Series 2021	4.000%	10/15/38	500,000	463,062
Total Utah				7,480,795
Virginia — 2.0%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	731,553
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	1,250,000	1,170,745
Riverside Health System, Series 2023, AG	5.250%	7/1/53	500,000	507,993
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — continued
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/32	$500,000	$521,302
National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/34	550,000	572,523
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,115,029 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,031,303 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,283,982 (c)
Senior Lien, I-495 High Occupancy Toll Lanes Project, Refunding	5.000%	12/31/47	2,500,000	2,495,491 (c)
Total Virginia				11,429,921
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,000,000	909,077 (c)
Series 2022, Refunding	5.000%	8/1/41	3,250,000	3,320,958 (c)
Series C	5.000%	5/1/42	1,500,000	1,508,196 (c)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	500,000	468,734 (d)
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,079,546 (d)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,509,781
Total Washington				8,796,292
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	750,000	761,437 (a)(b)(c)
Wisconsin — 1.4%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	3,970,870 (c)
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	2,000,000	1,988,465
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	700,000	700,765
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,800,000	1,231,501 (d)
Total Wisconsin				7,891,601

Total Municipal Bonds (Cost — $846,016,875)				837,900,435
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 4.4%
New York — 4.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	6,920,000	7,078,952
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	4.000%	3/15/45	8,480,000	7,819,530
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	10,200,000	10,428,129

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $25,960,648)				25,326,611
Total Investments before Short-Term Investments (Cost — $871,977,523)				863,227,046

Short-Term Investments — 2.6%
Municipal Bonds — 2.6%
Arizona — 0.1%

Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	3.050%	1/1/46	300,000	300,000 (h)(i)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — 0.1%

Regents of the University of California, CA, General Revenue, Series AL-3, Refunding	2.350%	5/15/48	$400,000	$400,000 (h)(i)
Connecticut — 0.1%
Connecticut State HEFA Revenue:
Yale University Issue, Series A-1, Refunding	2.900%	7/1/42	300,000	300,000 (h)(i)
Yale University Issue, Series C-3	2.900%	7/1/57	500,000	500,000 (h)(i)
Total Connecticut				800,000
Florida — 0.3%
Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	2.330%	11/15/32	800,000	800,000 (h)(i)
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	2.900%	11/1/38	700,000	700,000 (h)(i)
Total Florida				1,500,000
Iowa — 0.1%

Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA / FNMA / FHLMC	2.240%	1/1/49	335,000	335,000 (h)(i)
Maryland — 0.2%
Maryland State Health & Higher EFA Revenue:
The Johns Hopkins Health System Corp., Series B, Refunding, LOC - TD Bank N.A.	2.900%	6/1/46	620,000	620,000 (h)(i)
The Johns Hopkins Health System, Series A, Refunding, LOC - TD Bank N.A.	2.900%	6/1/48	700,000	700,000 (h)(i)
Total Maryland				1,320,000
Missouri — 0.1%

Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	2.280%	5/15/38	700,000	700,000 (h)(i)
Nevada — 0.0%††

Nevada State Housing Division, Multi-Unit Housing Revenue, Horizon Pines Senior Apartments Project, Series A, LIQ - FNMA, LOC - FNMA	2.300%	4/15/33	100,000	100,000 (c)(h)(i)
New Jersey — 0.8%

New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A.	2.250%	7/1/35	4,300,000	4,300,000 (h)(i)
New York — 0.7%
MTA, NY, Dedicated Tax Fund Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	2.900%	11/1/31	400,000	400,000 (h)(i)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	2.900%	8/1/40	300,000	300,000 (h)(i)
Subseries G-6, LOC - Mizuho Bank Ltd.	3.100%	4/1/42	2,200,000	2,200,000 (h)(i)
New York City, NY, HDC, MFH Revenue, Green Bonds, Series I-3, SPA - TD Bank N.A.	2.260%	11/1/60	100,000	100,000 (h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Fiscal 2014, Subseries AA-5, Refunding, SPA - Mizuho Bank Ltd.	2.900%	6/15/48	700,000	700,000 (h)(i)
New York City, NY, TFA, Future Tax Secured Revenue:
Series H-2, SPA - TD Bank N.A.	2.900%	11/1/54	100,000	100,000 (h)(i)
Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	3.000%	8/1/45	400,000	400,000 (h)(i)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State HFA Revenue, 363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	2.370%	11/1/32	$100,000	$100,000 (c)(h)(i)
Total New York				4,300,000
Pennsylvania — 0.0%††

Pennsylvania State HFA, Single Family Mortgage Revenue, Series B, SPA - TD Bank N.A.	2.250%	10/1/50	100,000	100,000 (h)(i)
Texas — 0.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series 2, LOC - TD Bank N.A.	2.250%	10/1/45	500,000	500,000 (h)(i)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	2.900%	11/15/50	200,000	200,000 (h)(i)
Total Texas				700,000

Total Short-Term Investments (Cost — $14,855,000)				14,855,000
Total Investments — 151.6% (Cost — $886,832,523)				878,082,046
TOB Floating Rate Notes — (2.4)%				(13,955,000)
Other Liabilities in Excess of Other Assets — (49.2)%				(284,807,085)
Total Net Assets Applicable to Common Shareholders — 100.0%				$579,319,961

††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Managed Municipals Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$837,900,435	—	$837,900,435
Municipal Bonds Deposited in Tender Option Bond Trusts	—	25,326,611	—	25,326,611
Total Long-Term Investments	—	863,227,046	—	863,227,046
Short-Term Investments†	—	14,855,000	—	14,855,000
Total Investments	—	$878,082,046	—	$878,082,046

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$781,189	781,189	$781,189	781,189

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$239	—	—

Western Asset Managed Municipals Fund Inc. 2026 Quarterly Report